Summary of Significant Accounting Policies - Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents (Detail) - Cash and Cash Equivalents and Restricted Cash and Cash Equivalents [Member] - Concentration Risk by Bank [Member]
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bank A [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	44.00%	43.00%
Bank C [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	15.00%	17.00%
Bank D [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage		11.00%
Bank E [Member]
Disclosure in Tabular of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents [Line Items]
Concentration Risk, Percentage	21.00%